Securities - Maturities of Debt Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of debt securities available for sale, due within one year	$ 4,830	$ 501
Amortized cost of debt securities available for sale, due in one to five years	21,564	12,630
Amortized cost of debt securities available for sale, due in five to ten years	41,683	38,192
Amortized cost of debt securities available for sale, due after ten years	33,119	49,284
Total amortized cost debt securities available for sale with specific maturities	101,196	100,607
Amortized Cost	297,848	320,323
Estimated fair value of debt securities available for sale, due within one year	4,927	501
Estimated fair value of debt securities available for sale, due in one to five years	21,818	12,630
Estimated fair value of debt securities available for sale, due in five to ten years	42,613	38,192
Estimated fair value of debt securities available for sale, due after ten years	35,380	49,284
Total estimated fair value of debt securities available for sale with specific maturities	104,738	100,607
Total unrestricted securities available for sale at estimated fair value	303,628	320,323
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total amortized cost of debt securities available for sale without specific maturities	119,347	113,487
Total estimated fair value of debt securities available for sale without specific maturities	119,810	113,487
Amortizing Agency Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Total amortized cost of debt securities available for sale without specific maturities	77,305	106,229
Total estimated fair value of debt securities available for sale without specific maturities	$ 79,080	$ 106,229